SCHEDULE OF PROVISION FOR INCOME TAXES (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current tax	$ 1,172	$ 150		$ 2,509
Deferred tax
Income tax expense	$ 1,172	$ 150		$ 2,509